AB Income Fund

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 32.1%
Industrial – 15.3%
Basic – 0.6%
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	2,097	$2,247,772
FMC Corp. 8.00%, 06/01/2031(a)	U.S.$	27	27,892
Freeport-McMoRan, Inc. 4.375%, 08/01/2028		1,373	1,360,712
Glencore Funding LLC 4.90%, 07/01/2031(a)		2,955	2,923,559
5.186%, 04/01/2030(a)		3,022	3,029,676
Linde PLC Series E 3.375%, 06/04/2030(a)	EUR	1,200	1,383,378
SNF Group SACA 5.626%, 03/31/2031(a)	U.S.$	1,796	1,799,161

			12,772,150

Capital Goods – 0.9%
Boeing Co. (The) 3.25%, 02/01/2028		2,321	2,273,002
Heidelberg Materials Finance Luxembourg SA Series E 3.00%, 07/10/2030(a)	EUR	2,023	2,288,825
Honeywell Aerospace, Inc. 3.90%, 03/16/2028(a)	U.S.$	2,300	2,273,366
John Deere Capital Corp. Series J 4.40%, 06/15/2029		1,057	1,051,747
Parker-Hannifin Corp. 3.25%, 06/14/2029		2,363	2,270,087
4.25%, 09/15/2027		1,366	1,362,721
RTX Corp. 2.15%, 05/18/2030	EUR	2,004	2,199,411
Trane Technologies Holdco, Inc. 3.75%, 08/21/2028	U.S.$	1,885	1,857,347
Waste Management, Inc. 3.15%, 11/15/2027		3,466	3,411,341

			18,987,847

Communications - Media – 0.7%
Beignet Investor LLC 6.581%, 05/30/2049(a)		4,714	4,558,580
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		281	195,955
5.375%, 05/01/2047		181	137,004
6.484%, 10/23/2045		864	748,907
Fox Corp. 4.709%, 01/25/2029		2,285	2,274,489
Sopaipilla Investor LLC 7.534%, 11/30/2048(a)(b)		3,718	3,853,372
Space Exploration Technologies Corp. 5.65%, 07/15/2033(a)		4,656	4,459,331

			16,227,638

Communications - Telecommunications – 1.1%
America Movil SAB de CV 2.125%, 03/10/2028	EUR	1,996	2,260,786
AT&T, Inc. 3.60%, 08/03/2030		1,088	1,252,017
Beacon Point DC LLC 6.129%, 11/30/2042(a)	U.S.$	4,475	4,285,036

	Principal Amount (000)		U.S. $ Value

NTT Finance Corp. 3.325%, 11/01/2029(a)	EUR	2,703	$3,091,187
4.741%, 03/31/2028(a)	U.S.$	2,285	2,284,223
5.012%, 11/01/2031(a)		1,650	1,630,761
5.259%, 11/01/2033(a)		2,019	1,989,139
5.483%, 11/01/2036(a)		1,650	1,615,861
Orange SA Series E 2.75%, 05/19/2029(a)	EUR	2,400	2,723,805
Telefonica Emisiones SA Series E 2.318%, 10/17/2028(a)		1,600	1,804,781
TELUS Corp. 6.625%, 10/15/2055	U.S.$	71	70,846
6.625%, 06/09/2056		415	405,521
7.00%, 10/15/2055		731	736,461
Verizon Communications, Inc. Series MPLE 2.50%, 05/16/2030	CAD	535	362,930

			24,513,354

Consumer Cyclical - Automotive – 1.9%
American Honda Finance Corp. 0.30%, 07/07/2028	EUR	1,657	1,801,473
BMW Canada, Inc. Series AH 3.70%, 09/05/2029	CAD	3,850	2,735,407
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	9,159	8,008,813
Ford Motor Credit Co. LLC 5.80%, 03/08/2029		954	960,115
6.05%, 03/05/2031		3,380	3,407,547
6.125%, 03/08/2034		1,474	1,467,397
General Motors Financial Co., Inc. 4.75%, 04/06/2029		6,327	6,300,933
Hyundai Capital America 4.25%, 01/08/2029(a)		278	273,357
4.55%, 09/26/2029(a)		2	1,975
4.75%, 06/18/2029(a)		2,284	2,268,515
5.00%, 06/18/2031(a)		2,166	2,141,351
5.30%, 06/24/2029(a)		8	8,052
5.35%, 03/19/2029(a)		3,402	3,431,461
Mercedes-Benz Finance North America LLC 4.75%, 08/04/2028(a)		1,374	1,373,052
Toyota Finance Australia Ltd. Series E 3.386%, 03/18/2030(a)	EUR	2,394	2,751,310
Toyota Motor Credit Corp. Series B 4.50%, 07/09/2029	U.S.$	1,603	1,594,280
Traton Finance Luxembourg SA Series E 3.125%, 05/12/2029(a)	EUR	1,600	1,819,984
Volkswagen Bank GmbH Series E 2.75%, 06/19/2028(a)		1,200	1,365,915

			41,710,937

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp., Ltd. 4.00%, 08/01/2028(a)	U.S.$	2,838	2,779,707
5.125%, 05/01/2029(a)		101	100,241
5.75%, 03/15/2030(a)		18	18,045

	Principal Amount (000)		U.S. $ Value

Hasbro, Inc. 4.65%, 03/12/2031	U.S.$	1,399	$1,369,803

			4,267,796

Consumer Cyclical - Other – 0.1%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	785	887,308
5.875%, 06/04/2031(a)	U.S.$	845	835,688
6.375%, 04/29/2029(a)		347	351,313
Las Vegas Sands Corp. 5.65%, 05/18/2033		305	300,779

			2,375,088

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(a)		2,338	2,362,759

			2,362,759

Consumer Cyclical - Retailers – 0.1%
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)(c)		2,313	2,094,005

			2,094,005

Consumer Non-Cyclical – 3.2%
AbbVie, Inc. 2.625%, 11/15/2028	EUR	1,971	2,241,016
3.20%, 11/21/2029	U.S.$	1,214	1,157,209
Altria Group, Inc. 4.875%, 02/04/2028		3,391	3,403,038
5.625%, 02/06/2035		4,764	4,801,350
Anheuser-Busch InBev SA/NV Series E 2.00%, 03/17/2028(a)	EUR	1,595	1,809,165
BAT Capital Corp. 3.557%, 08/15/2027	U.S.$	2,299	2,276,723
7.75%, 10/19/2032		439	494,542
BAT International Finance PLC Series E 2.25%, 06/26/2028(a)	GBP	1,805	2,307,942
Bayer US Finance LLC 5.125%, 07/20/2031(a)	U.S.$	1,379	1,367,223
6.25%, 01/21/2029(a)		1,334	1,371,232
6.375%, 11/21/2030(a)		575	599,944
Becton Dickinson & Co. 4.693%, 02/13/2028		2,269	2,270,747
British American Tobacco PLC 4.20%, 10/30/2030(a)(d)	EUR	594	676,785
General Mills, Inc. 4.20%, 04/17/2028	U.S.$	1,373	1,362,236
Gilead Sciences, Inc. 1.65%, 10/01/2030		2,064	1,819,478
4.25%, 05/20/2028		2,279	2,268,972
Haleon UK Capital PLC Series E 2.875%, 09/18/2028(a)	EUR	1,968	2,252,424
HCA, Inc. 4.125%, 06/15/2029	U.S.$	3,475	3,409,288
IQVIA, Inc. 5.70%, 05/15/2028		2,239	2,268,331
Japan Tobacco, Inc. 4.85%, 05/15/2028(a)		3,390	3,398,848
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,990	1,948,568

	Principal Amount (000)		U.S. $ Value

Medtronic Global Holdings SCA 3.00%, 10/15/2028	EUR	3,138	$3,603,458
Merck & Co., Inc. 3.40%, 03/07/2029	U.S.$	3,503	3,405,021
Philip Morris International, Inc. 2.75%, 06/06/2029	EUR	1,545	1,749,993
4.875%, 02/15/2028	U.S.$	3,384	3,398,855
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		3,336	3,002,934
Reckitt Benckiser Treasury Services PLC Series E 2.625%, 09/10/2028(a)	EUR	1,983	2,257,884
REWE International Finance BV 2.75%, 07/03/2028(a)		2,000	2,280,261
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)	U.S.$	2,008	1,759,671
3.00%, 10/15/2030(a)		1,526	1,388,278
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028		2,258	2,269,516

			68,620,932

Energy – 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033(a)		353	346,975
5.75%, 07/01/2034(a)		906	886,865
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.226%, 03/11/2030	EUR	2,346	2,681,726
4.05%, 03/11/2029	U.S.$	1,888	1,856,112
BG Energy Capital PLC Series E 2.25%, 11/21/2029(a)	EUR	2,023	2,250,170
BP Capital Markets BV Series E 3.773%, 05/12/2030(a)		1,962	2,288,159
BP Capital Markets PLC 3.625%, 03/22/2029(a)(d)		763	869,401
Series E 2.519%, 04/07/2028(a)		1,571	1,792,522
Cenovus Energy, Inc. 3.50%, 02/07/2028	CAD	1,070	762,589
Cheniere Energy, Inc. 5.20%, 07/30/2036(a)	U.S.$	360	348,109
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		865	754,704
5.75%, 01/15/2031(a)		9,073	9,199,115
Devon Energy Corp. 4.50%, 01/15/2030		2,291	2,263,989
Energy Transfer LP 5.55%, 02/15/2028		2,239	2,266,607
6.00%, 02/01/2029(a)		2,255	2,268,102
Eni SpA 4.25%, 05/09/2029(a)		2,300	2,268,559
5.75%, 05/19/2035(a)		5,735	5,791,031
Series E 4.50%, 01/21/2031(a)(d)	EUR	389	448,804
Enterprise Products Operating LLC 3.125%, 07/31/2029	U.S.$	1,939	1,857,329
5.20%, 01/15/2036		4,510	4,436,307
EQT Corp. 7.50%, 06/01/2030		2,110	2,260,675
Harbour Energy PLC 6.327%, 04/01/2035(a)		3,175	3,197,003
Hess Midstream Operations LP 6.50%, 06/01/2029(a)		1,226	1,248,129

	Principal Amount (000)		U.S. $ Value

MPLX LP 4.80%, 02/15/2029	U.S.$	2,267	$2,264,914
ONEOK, Inc. 4.25%, 09/24/2027		4,565	4,548,703
5.40%, 10/15/2035		5,500	5,384,775
Repsol International Finance BV 4.247%, 09/11/2028(a)(d)	EUR	757	878,303
Shell International Finance BV Series E 1.50%, 04/07/2028(a)		1,600	1,798,434
Targa Resources Corp. 6.05%, 05/15/2056	U.S.$	2,420	2,280,342
6.15%, 03/01/2029		2,193	2,258,549
TotalEnergies Capital International SA Series E 0.696%, 05/31/2028(a)	EUR	1,200	1,324,886
TotalEnergies SE Series E 3.79%, 02/26/2031(a)(d)		1,187	1,334,131
TransCanada PipeLines Ltd. 3.39%, 03/15/2028(a)	CAD	2,769	1,973,290
Var Energi ASA 5.875%, 05/22/2030(a)	U.S.$	2,782	2,838,169
6.50%, 05/22/2035(a)		1,255	1,305,137
8.00%, 11/15/2032(a)		1,436	1,608,420
Woodside Finance Ltd. 3.70%, 03/15/2028(a)		2,311	2,271,181
5.40%, 05/19/2030		897	905,208
6.00%, 05/19/2035		2,109	2,152,635

			87,470,059

Other Industrial – 0.0%
Carrix, Inc. 6.125%, 08/01/2033(a)		315	313,611
CK Hutchison International 17 II Ltd. 3.25%, 09/29/2027(a)		646	636,278

			949,889

Services – 0.4%
Amazon.com, Inc. 3.15%, 08/22/2027		2,300	2,273,872
3.40%, 06/12/2029	CAD	6,345	4,512,641
4.35%, 06/12/2036		3,000	2,089,783

			8,876,296

Technology – 2.0%
Accenture Capital, Inc. 4.75%, 07/10/2029	U.S.$	2,976	2,974,750
5.60%, 07/10/2036		1,530	1,514,180
Alphabet, Inc. 2.375%, 11/06/2028	EUR	1,990	2,256,767
Apple, Inc. 2.00%, 09/17/2027		3,959	4,518,023
Broadcom, Inc. 4.00%, 04/15/2029	U.S.$	1,899	1,858,855
Dell International LLC/EMC Corp. 6.10%, 07/15/2027		1,342	1,357,782
Entegris, Inc. 4.75%, 04/15/2029(a)		5,500	5,413,980
Intel Corp. 4.00%, 08/05/2029		2,325	2,267,177
Jabil, Inc. 3.95%, 01/12/2028		1,844	1,821,909

	Principal Amount (000)		U.S. $ Value

NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	U.S.$	2,304	$2,266,929
Oracle Corp. 4.375%, 05/15/2055		438	274,534
4.80%, 08/03/2028		2,280	2,259,457
5.20%, 09/26/2035		2,300	2,065,354
5.95%, 09/26/2055		376	298,871
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		4,178	4,035,948
Salesforce, Inc. 4.50%, 03/15/2028		2,274	2,269,998
5.20%, 03/15/2033		5,752	5,669,171

			43,123,685

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		424	399,232

			399,232

			334,751,667

Financial Institutions – 14.0%
Banking – 11.2%
AIB Group PLC 5.32%, 05/15/2031(a)		2,932	2,944,579
6.608%, 09/13/2029(a)		1,431	1,480,913
Ally Financial, Inc. 6.646%, 01/17/2040		517	504,675
6.848%, 01/03/2030		2,409	2,493,869
6.992%, 06/13/2029		5	5,167
8.00%, 11/01/2031		75	82,773
Australia & New Zealand Banking Group Ltd. Series E 5.101%, 02/03/2033(a)	EUR	1,126	1,325,571
Banco de Sabadell SA Series E 5.25%, 02/07/2029(a)		1,900	2,250,273
Banco Santander SA 2.749%, 12/03/2030	U.S.$	1,330	1,197,133
3.225%, 11/22/2032		200	179,924
5.294%, 08/18/2027		2,200	2,214,652
6.921%, 08/08/2033		7,600	8,103,272
Series E 5.75%, 08/23/2033(a)	EUR	1,100	1,313,127
Bank of America Corp. Series G 3.593%, 07/21/2028	U.S.$	2,297	2,274,995
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		2,576	2,614,949
Series E 6.75%, 03/01/2033(a)	EUR	1,102	1,320,585
Bank of Montreal Series J 4.547%, 06/02/2029	U.S.$	1,596	1,590,270
Bank of Nova Scotia (The) 4.578%, 06/05/2029		2,279	2,269,178
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)		1,684	1,638,953
4.786%, 07/09/2029(a)		1,603	1,592,404
5.106%, 01/15/2036(a)		417	400,287
Barclays PLC 4.942%, 09/10/2030		2,380	2,368,148
5.207%, 02/24/2037		523	497,969
5.501%, 08/09/2028		2,251	2,267,005
5.674%, 03/12/2028		1,312	1,319,688

	Principal Amount (000)		U.S. $ Value

5.785%, 02/25/2036	U.S.$	1,348	$1,348,903
Series E 4.918%, 08/08/2030(a)	EUR	1,131	1,351,568
BNP Paribas SA 4.375%, 03/01/2033(a)	U.S.$	1,150	1,134,647
4.892%, 06/30/2030(a)		2,243	2,231,449
5.125%, 01/13/2029(a)		3,384	3,400,751
BPCE SA 5.389%, 05/28/2031(a)		665	665,891
5.417%, 01/13/2037(a)		2,162	2,066,094
5.876%, 01/14/2031(a)		2,640	2,691,454
Series E 5.75%, 06/01/2033(a)	EUR	1,100	1,314,967
6.00%, 09/29/2028(a)	GBP	1,700	2,315,233
CaixaBank SA 4.885%, 07/03/2031(a)	U.S.$	2,420	2,394,953
5.673%, 03/15/2030(a)		3,239	3,295,585
6.208%, 01/18/2029(a)		2,219	2,265,000
6.84%, 09/13/2034(a)		3,893	4,173,958
Canadian Imperial Bank of Commerce 4.723%, 06/16/2029		911	910,171
Capital One Financial Corp. 7.624%, 10/30/2031		3,035	3,299,864
7.964%, 11/02/2034		2,530	2,862,442
Citigroup, Inc. 2.928%, 10/22/2030	EUR	2,026	2,291,355
3.668%, 07/24/2028	U.S.$	2,296	2,274,257
4.658%, 05/24/2028		2,261	2,260,932
4.952%, 05/07/2031		3,482	3,465,843
5.592%, 11/19/2034		1,814	1,826,970
5.827%, 02/13/2035		691	691,028
Commerzbank AG Series E 3.125%, 09/03/2031(a)	EUR	1,200	1,351,095
6.75%, 10/05/2033(a)		1,100	1,337,507
Credit Agricole SA 4.00%, 01/10/2033(a)	U.S.$	1,157	1,136,637
4.818%, 09/25/2033(a)		3,121	3,014,823
5.862%, 01/09/2036(a)		2,177	2,196,898
Series E 2.875%, 02/16/2030(a)	EUR	2,400	2,721,867
Danske Bank A/S 4.662%, 03/27/2029(a)	U.S.$	2,277	2,274,199
Deutsche Bank AG Series E 3.00%, 06/16/2029(a)	EUR	3,400	3,888,795
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	U.S.$	6,196	5,726,343
4.875%, 12/01/2032		1,142	1,133,812
5.373%, 01/10/2029		1,855	1,868,022
Goldman Sachs Bank USA/New York NY 4.656%, 06/03/2029		2,317	2,310,976
Goldman Sachs Group, Inc. (The) 4.223%, 05/01/2029		1,834	1,815,275
4.482%, 08/23/2028		2,276	2,270,219
HSBC Holdings PLC 3.445%, 09/25/2030(a)	EUR	1,574	1,808,397
4.398%, 03/10/2030	U.S.$	835	822,700
4.619%, 11/06/2031		792	774,030
5.546%, 03/04/2030		4,880	4,945,831
7.399%, 11/13/2034		4,230	4,617,256
ING Groep NV 4.125%, 08/24/2033(a)	EUR	1,200	1,393,937
4.50%, 05/23/2029(a)		2,700	3,175,121

	Principal Amount (000)		U.S. $ Value

Series E 4.375%, 08/15/2034(a)	EUR	700	$817,238
Intesa Sanpaolo SpA 5.00%, 06/29/2030(a)	U.S.$	1,370	1,363,520
5.20%, 06/29/2032(a)		10,020	9,909,580
Series XR 4.00%, 09/23/2029(a)		1,400	1,361,388
JPMorgan Chase & Co. 2.069%, 06/01/2029		1,912	1,822,882
3.702%, 05/06/2030		405	392,392
4.851%, 07/25/2028		2,264	2,268,415
4.864%, 07/23/2030		1,895	1,890,850
KBC Group NV Series E 4.875%, 04/25/2033(a)	EUR	1,100	1,290,308
Lloyds Banking Group PLC 3.574%, 11/07/2028	U.S.$	2,305	2,273,352
5.462%, 01/05/2028		1,262	1,266,783
Mitsubishi UFJ Financial Group, Inc. 4.592%, 04/18/2030		429	425,310
4.98%, 07/24/2030		1,373	1,373,728
Mizuho Financial Group, Inc. 4.782%, 07/13/2030		916	910,568
Morgan Stanley 0.495%, 10/26/2029	EUR	3,140	3,391,905
0.497%, 02/07/2031		1,740	1,799,813
3.79%, 03/21/2030		1,919	2,225,619
4.868%, 07/12/2029	U.S.$	2,288	2,287,932
Series G 3.772%, 01/24/2029		2,307	2,275,140
NatWest Group PLC 6.475%, 06/01/2034		982	1,010,773
PNC Financial Services Group, Inc. (The) 4.618%, 10/26/2029		908	904,858
Royal Bank of Canada 4.642%, 01/17/2028	CAD	3,000	2,179,338
Santander Holdings USA, Inc. 5.04%, 06/05/2030	U.S.$	3,811	3,792,745
5.473%, 03/20/2029		1,349	1,359,779
Santander UK Group Holdings PLC Series E 2.956%, 02/16/2030(a)	EUR	1,963	2,231,671
Societe Generale SA 3.625%, 11/13/2030(a)		2,000	2,298,227
5.249%, 05/22/2029(a)	U.S.$	1,708	1,715,037
5.40%, 08/08/2034(a)		3,632	3,548,573
6.446%, 01/10/2029(a)		3,322	3,389,503
Series E 3.875%, 11/20/2035(a)	EUR	800	906,256
Standard Chartered PLC 4.866%, 03/15/2033(a)	U.S.$	1,144	1,137,514
6.301%, 01/09/2029(a)		2,220	2,263,179
Sumitomo Mitsui Financial Group, Inc. 5.138%, 07/07/2034		2,961	2,909,716
Swedbank AB 7.272%, 11/15/2032(a)	GBP	989	1,368,901
Synchrony Financial 5.45%, 10/15/2030	U.S.$	1,373	1,374,606
5.45%, 03/06/2031		2,885	2,871,960
5.935%, 08/02/2030		2,476	2,512,917
7.25%, 02/02/2033		902	926,372
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		1,362	1,359,998

	Principal Amount (000)		U.S. $ Value

Series F 4.847%, 07/27/2029	U.S.$	1,831	$1,832,318
UBS Group AG 3.869%, 01/12/2029(a)		2,303	2,277,575
6.625%, 01/08/2031(a)(d)		1,083	1,076,177
UniCredit SpA Series E 5.375%, 04/16/2034(a)	EUR	1,509	1,799,945
Wells Fargo & Co. 3.584%, 05/22/2028	U.S.$	4,586	4,548,028
Westpac Banking Corp. Series G 4.322%, 11/23/2031		4,434	4,426,196
Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)		2,765	2,723,193

			243,459,492

Brokerage – 0.2%
Charles Schwab Corp. (The) 4.603%, 07/27/2029		1,820	1,816,105
6.196%, 11/17/2029		1,754	1,808,357

			3,624,462

Finance – 0.0%
CFAMC II Co., Ltd. Series E 4.875%, 11/22/2026(a)		498	498,189
FS KKR Capital Corp. 3.125%, 10/12/2028		165	155,255

			653,444

Insurance – 1.3%
Allianz SE 6.50%, 10/30/2034(a)(d)		200	198,242
Athene Global Funding 2.55%, 11/19/2030(a)		764	678,272
5.133%, 06/01/2029(a)		7,768	7,757,202
5.583%, 01/09/2029(a)		2,827	2,850,973
Centene Corp. 3.00%, 10/15/2030		5,634	5,070,037
Generali Series E 5.50%, 10/27/2047(a)	EUR	2,181	2,571,708
Hartford Insurance Group, Inc. (The) Series ICON 6.038% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(e)	U.S.$	3,275	3,241,137
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(a)(e)		3,719	4,046,941
Prudential Financial, Inc. 6.25%, 06/15/2056		1,358	1,346,389

			27,760,901

REITs – 1.3%
Digital Dutch Finco BV 1.25%, 02/01/2031(a)	EUR	1,778	1,829,483
Digital Euro Finco LLC 1.125%, 04/09/2028(a)		1,217	1,353,128
Digital Realty Trust LP 3.70%, 08/15/2027	U.S.$	2,296	2,277,196
Equinix Canada Financing Ltd. 3.95%, 05/15/2030	CAD	1,925	1,368,461
GLP Capital LP/GLP Financing II, Inc. 5.25%, 02/15/2033	U.S.$	2,508	2,420,722
5.625%, 03/01/2036		1,265	1,214,197

	Principal Amount (000)		U.S. $ Value

5.75%, 11/01/2037	U.S.$	2,000	$1,917,980
Host Hotels & Resorts LP 4.25%, 12/15/2028		4,343	4,277,377
Newmark Group, Inc. 7.50%, 01/12/2029		2,276	2,368,747
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		1,543	1,535,084
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	1,232	1,361,112
Realty Income Corp. 3.625%, 07/30/2032		674	762,370
3.65%, 01/15/2028	U.S.$	2,301	2,271,939
Vonovia SE Series E 2.125%, 03/22/2030(a)	EUR	2,100	2,302,132
Vornado Realty LP 3.40%, 06/01/2031	U.S.$	225	204,719
WPC Eurobond BV 0.95%, 06/01/2030	EUR	1,323	1,374,993

			28,839,640

			304,337,939

Utility – 2.8%
Electric – 2.6%
American Electric Power Co., Inc. 6.95%, 12/15/2054	U.S.$	710	747,296
Series D 6.05%, 03/15/2056		767	751,867
Duke Energy Corp. 3.10%, 06/15/2028	EUR	3,046	3,498,725
EDP Finance BV 1.71%, 01/24/2028(a)	U.S.$	3,570	3,416,026
Electricite de France SA Series E 7.50%, 09/06/2028(a)(d)	EUR	1,800	2,205,441
ENEL Finance International NV 4.625%, 07/13/2029(a)	U.S.$	3,436	3,409,405
Series E 0.875%, 01/17/2031(a)	EUR	2,231	2,288,705
2.875%, 04/11/2029(a)	GBP	1,089	1,385,348
Engie Energia Chile SA 6.375%, 04/17/2034(a)	U.S.$	904	933,434
Engie SA 1.50%, 05/30/2028(a)(d)	EUR	1,200	1,323,585
5.25%, 04/10/2029(a)	U.S.$	1,789	1,807,606
Series E 3.75%, 09/06/2027(a)	EUR	1,500	1,739,896
Entergy Mississippi LLC 2.85%, 06/01/2028	U.S.$	3,517	3,412,827
Eversource Energy Series A 6.10%, 08/15/2056		35	34,759
Series B 6.35%, 08/15/2056		28	27,843
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)(c)		3,987	3,986,681
NRG Energy, Inc. 2.70%, 12/02/2027(a)		781	758,335
PacifiCorp 5.10%, 02/15/2029		2,256	2,268,837
5.10%, 04/15/2031		2,815	2,810,608
5.80%, 04/15/2036		3,313	3,322,343

	Principal Amount (000)		U.S. $ Value

Public Service Co. of Colorado 5.05%, 06/15/2036	U.S.$	1,184	$1,142,240
5.15%, 09/15/2035		4,401	4,284,462
Sempra 3.40%, 02/01/2028		2,323	2,278,375
SSE PLC Series E 8.375%, 11/20/2028(a)	GBP	1,257	1,812,423
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035	U.S.$	4,797	4,586,748
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		81	81,091
Xcel Energy, Inc. 4.00%, 06/15/2028		1,903	1,880,906

			56,195,812

Other Utility – 0.2%
Severn Trent Utilities Finance PLC 6.25%, 06/07/2029(a)	GBP	1,647	2,279,434
Veolia Environnement SA Series E 0.927%, 01/04/2029(a)	EUR	2,100	2,278,158

			4,557,592

			60,753,404

Total Corporates - Investment Grade (cost $702,090,180)			699,843,010

GOVERNMENTS - TREASURIES – 30.7%
United States – 30.7%
U.S. Treasury Bonds 3.00%, 08/15/2052	U.S.$	1,788	1,204,386
4.25%, 02/15/2054		66,375	56,356,354
4.25%, 08/15/2054		977	829,992
4.50%, 02/15/2044		67,207	61,515,407
4.625%, 05/15/2044		16,913	15,702,663
4.625%, 11/15/2045		10,290	9,489,309
4.625%, 02/15/2046		28,882	26,611,594
4.625%, 02/15/2055		1,575	1,424,637
4.625%, 11/15/2055		2,364	2,139,420
4.75%, 02/15/2045		15,035	14,132,900
4.75%, 08/15/2055		8,763	8,093,452
5.00%, 05/15/2045		34,942	33,855,813
U.S. Treasury Notes 3.625%, 09/30/2030		10,798	10,482,496
3.625%, 12/31/2030		14,500	14,048,202
3.875%, 07/31/2030		14,837	14,558,414
3.875%, 03/31/2031		6,006	5,870,005
3.875%, 08/31/2032(f)		120,483	116,473,175
3.875%, 09/30/2032		26,850	25,937,520
3.875%, 12/31/2032		20,847	20,092,925
4.125%, 09/30/2027(f)(g)		44,108	44,066,249
4.125%, 07/31/2028		6	6,382
4.125%, 05/31/2031		22,867	22,574,016
4.125%, 02/29/2032		26,128	25,689,131
4.125%, 03/31/2032		37,794	37,135,558
4.125%, 05/31/2032		33,745	33,125,267
4.125%, 02/15/2036		5,644	5,395,311
4.25%, 07/31/2028		61,642	61,620,329

	Principal Amount (000)			U.S. $ Value

4.625%, 02/15/2035	U.S.$	1,269		$1,266,224

Total Governments - Treasuries (cost $699,438,017)				669,697,131

MORTGAGE PASS-THROUGHS – 30.0%
Agency Fixed Rate 30-Year – 30.0%
Federal Home Loan Mortgage Corp. Series 2025 5.50%, 09/01/2055		3,201		3,173,334
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		0	*	18
Series 1999 7.50%, 11/01/2029		2		1,809
Series 2020 2.50%, 12/01/2050		72,890		59,575,269
Series 2022 3.00%, 03/01/2052		17,379		14,886,740
3.00%, 08/01/2052		11,276		9,648,249
Series 2024 3.00%, 07/01/2052		8,129		6,960,665
Government National Mortgage Association Series 2023 5.50%, 05/20/2053		5,410		5,429,832
5.50%, 08/20/2053		17,083		17,125,809
Series 2024 5.00%, 04/20/2054		244		237,474
Series 2026 2.00%, 08/01/2056, TBA		29,150		23,348,978
2.50%, 08/01/2056, TBA		29,325		24,497,240
4.50%, 08/01/2056, TBA		47,872		44,927,217
5.00%, 08/01/2056, TBA		11,200		10,846,121
5.50%, 08/01/2056, TBA		25,756		25,603,457
Uniform Mortgage-Backed Security Series 2026 2.00%, 08/01/2056, TBA		26,325		20,512,935
2.50%, 08/01/2056, TBA		44,355		36,156,253
3.00%, 08/01/2056, TBA		91,074		77,605,116
3.50%, 08/01/2056, TBA		18,572		16,485,935
4.00%, 08/01/2056, TBA		49,364		45,079,276
4.50%, 08/01/2056, TBA		16,839		15,823,520
5.00%, 08/01/2056, TBA		67,511		65,179,956
5.50%, 08/01/2056, TBA		77,366		76,598,146
6.00%, 08/01/2056, TBA		43,643		44,142,699
6.50%, 08/01/2056, TBA		10,035		10,348,986

Total Mortgage Pass-Throughs (cost $656,761,919)				654,195,034

COLLATERALIZED LOAN OBLIGATIONS – 8.0%
CLO - Floating Rate – 8.0%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.883% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a)(e)		4,476		4,469,792
AIMCO CLO Series 2017-AA, Class AR2 4.869% (CME Term SOFR 3 Month + 1.14%), 01/20/2038(a)(e)		5,000		5,000,350
AIMCO CLO 23 Ltd. Series 2025-23A, Class A 4.859% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(a)(e)		3,600		3,595,104

	Principal Amount (000)		U.S. $ Value

Apidos CLO Lii Series 2025-52A, Class A1 4.859% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(a)(e)	U.S.$	4,800	$4,805,827
Apidos CLO Lvi Series 2026-56A, Class A1 4.885% (CME Term SOFR 3 Month + 1.16%), 04/24/2039(a)(e)		1,270	1,268,059
Apidos Loan Fund Ltd. Series 2024-1A, Class A1R 5.060% (CME Term SOFR 3 Month + 1.25%), 10/25/2038(a)(e)		5,135	5,143,560
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 7.041% (CME Term SOFR 3 Month + 3.31%), 07/20/2034(a)(e)		2,750	2,677,111
Ballyrock CLO 32 Ltd. Series 2025-32A, Class A1A 5.020% (CME Term SOFR 3 Month + 1.21%), 01/25/2039(a)(e)		4,560	4,559,968
Benefit Street Partners CLO 48 Ltd. Series 2026-48A, Class A 4.859% (CME Term SOFR 3 Month + 1.15%), 04/20/2038(a)(e)		4,660	4,652,097
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 5.822% (CME Term SOFR 3 Month + 2.01%), 04/26/2031(a)(e)		3,471	3,473,550
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.843% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(a)(e)		5,901	5,901,684
Dryden 42 Senior Loan Fund Series 2016-42A, Class A1R3 4.943% (CME Term SOFR 3 Month + 1.19%), 07/15/2037(a)(e)		5,050	5,050,995
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 4.879% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a)(e)		4,950	4,954,133
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class A1R2 4.839% (CME Term SOFR 3 Month + 1.11%), 04/20/2035(a)(e)		690	689,297
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class A1 5.060% (CME Term SOFR 3 Month + 1.25%), 01/25/2038(a)(e)		4,800	4,799,966
Golub Capital Partners CLO 92M Series 2026-92A, Class A 5.127% (CME Term SOFR 3 Month + 1.46%), 08/09/2039(a)(e)		6,820	6,789,535
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.889% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(a)(e)		5,000	5,000,155
HPS Loan Management Ltd. Series 2024-19A, Class A1R 5.013% (CME Term SOFR 3 Month + 1.26%), 04/15/2037(a)(e)		1,009	1,009,721
Series 2026-28A, Class A1 4.995% (CME Term SOFR 3 Month + 1.22%), 07/20/2039(a)(e)		5,414	5,418,295
Invesco CLO Ltd. Series 2021-2A, Class AR 4.853% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a)(e)		5,000	5,004,945
Invesco US CLO Ltd. Series 2023-1A, Class AR2 4.843% (CME Term SOFR 3 Month + 1.11%), 04/22/2037(a)(e)		1,650	1,646,179
Magnetite LII Ltd. Series 2025-52A, Class A1 5.000% (CME Term SOFR 3 Month + 1.19%), 01/25/2039(a)(e)		4,600	4,599,968
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class A1R2 4.939% (CME Term SOFR 3 Month + 1.21%), 01/18/2036(a)(e)		5,000	5,006,675
MidOcean Credit CLO XIV Ltd. Series 2024-14A, Class A1R 4.926% (CME Term SOFR 3 Month + 1.22%), 04/15/2037(a)(e)		613	613,476

	Principal Amount (000)		U.S. $ Value

Midocean Credit CLO XX Series 2025-20A, Class A1 4.959% (CME Term SOFR 3 Month + 1.23%), 01/20/2039(a)(e)	U.S.$	5,700	$5,694,180
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R2 4.949% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a)(e)		5,746	5,766,680
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class AR 4.831% (CME Term SOFR 3 Month + 1.09%), 04/16/2035(a)(e)		612	612,461
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 5.042% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a)(e)		5,000	5,009,785
Oaktree CLO Ltd. Series 2024-28A, Class A 5.093% (CME Term SOFR 3 Month + 1.34%), 01/15/2038(a)(e)		5,000	5,005,130
Series 2026-34A, Class A 4.855% (CME Term SOFR 3 Month + 1.23%), 04/15/2039(a)(e)		2,014	2,011,198
OCP CLO Ltd. Series 2025-40A, Class A 4.933% (CME Term SOFR 3 Month + 1.14%), 04/16/2038(a)(e)		5,000	4,996,255
Series 2026-50A, Class A1 4.825% (CME Term SOFR 3 Month + 1.20%), 07/15/2039(a)(e)		4,304	4,306,551
OZLM XVIII Ltd. Series 2018-18A, Class B 5.565% (CME Term SOFR 3 Month + 1.81%), 04/15/2031(a)(e)		338	337,984
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class AR 4.949% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a)(e)		3,600	3,606,754
PPM CLO 8 Ltd. Series 2025-8A, Class A1 4.999% (CME Term SOFR 3 Month + 1.27%), 04/20/2038(a)(e)		5,000	5,002,300
Silver Point CLO 8 Ltd. Series 2025-8A, Class A1 4.963% (CME Term SOFR 3 Month + 1.21%), 04/15/2038(a)(e)		5,000	4,995,365
Sixth Street CLO 27 Ltd. Series 2024-27A, Class A 5.090% (CME Term SOFR 3 Month + 1.34%), 01/17/2038(a)(e)		5,000	5,006,935
Trestles CLO IX Ltd. Series 2025-9A, Class A1 5.013% (CME Term SOFR 3 Month + 1.26%), 01/15/2039(a)(e)		3,249	3,249,464
Trestles CLO X Ltd. Series 2026-10A, Class A1 4.909% (CME Term SOFR 3 Month + 1.18%), 04/20/2039(a)(e)		1,525	1,518,316
Trinitas CLO XX Ltd. Series 2022-20A, Class A1R 4.769% (CME Term SOFR 3 Month + 1.04%), 07/20/2035(a)(e)		3,450	3,450,000
Trinitas CLO XXXVII Ltd. Series 2025-37A, Class A1 4.953% (CME Term SOFR 3 Month + 1.22%), 01/22/2039(a)(e)		5,700	5,671,386
VERDE CLO Ltd. Series 2019-1A, Class ARR 4.863% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(e)		1,450	1,449,976
Voya CLO Ltd. Series 2022-3A, Class A1R2 4.859% (CME Term SOFR 3 Month + 1.13%), 10/20/2036(a)(e)		5,389	5,386,365
Series 2024-7A, Class A1 5.039% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(a)(e)		5,000	5,006,365

Total Collateralized Loan Obligations (cost $174,271,824)			174,213,892

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.4%
Non-Agency Floating Rate – 4.8%
Angel Oak Mortgage Trust Series 2026-2, Class A1 4.694%, 02/25/2071(a)	U.S.$	4,428	$4,348,739
BINOM Mortgage Loan Trust Series 2026-NQM1, Class A1 5.06%, 02/25/2066(a)		1,599	1,580,010
Bravo Residential Funding Trust Series 2025-NQM10, Class A1 4.868%, 09/25/2065(a)		2,691	2,659,951
Series 2026-NQM7, Class A1 5.774%, 07/26/2066(a)		2,568	2,573,198
BRAVO Residential Funding Trust Series 2026-NQM4, Class A1 5.183%, 03/25/2066(a)		2,715	2,693,442
CLIP Trust Series 2026-NQM1, Class A1 5.221%, 05/25/2071(a)		1,411	1,400,188
COLT Mortgage Loan Trust Series 2026-2, Class A1 4.832%, 03/25/2071(a)		1,739	1,714,451
Series 2026-3, Class A1 5.119%, 05/25/2071(a)		1,084	1,074,007
Series 2026-4, Class A1 5.288%, 06/25/2071(a)		2,943	2,932,027
Series 2026-6, Class A1 5.651%, 08/25/2071(a)		3,246	3,248,281
Cross Mortgage Trust Series 2025-H9, Class A1 5.036%, 11/25/2070(a)		3,118	3,087,617
Series 2025-H10, Class A1 4.968%, 01/25/2071(a)		1,331	1,314,865
Series 2026-NQM2, Class A1 4.833%, 03/25/2061(a)		4,035	3,984,031
Series 2026-NQM3, Class A1 5.125%, 03/25/2071(a)		2,274	2,249,288
Series 2026-NQM4, Class A1 5.485%, 04/25/2071(a)		3,270	3,256,440
Series 2026-NQM5, Class A1 5.094%, 03/25/2071(a)		1,118	1,106,295
Series 2026-NQM6, Class A1 5.268%, 05/25/2071(a)		585	580,859
CROSS Mortgage Trust Series 2026-NQM9, Class A1 5.726%, 08/25/2071(a)		451	451,091
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.089% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(e)		319	69,149
GCAT Trust Series 2025-NQM7, Class A1 0.00%, 11/25/2070(a)		2,893	2,863,060
Series 2026-NQM1, Class A1 4.789%, 12/25/2070(a)		3,062	3,018,767
Series 2026-NQM3, Class A1 0.00%, 04/25/2071(a)		2,555	2,542,076
HOMES Trust Series 2025-NQM5, Class A1 5.027%, 09/25/2070(a)		2,919	2,887,260
Series 2026-NQM2, Class A1 5.488%, 01/25/2071(a)		1,806	1,801,660
Series 2026-NQM3, Class A1 5.262%, 04/27/2071(a)		2,633	2,611,898

	Principal Amount (000)		U.S. $ Value

Lehman XS Trust Series 2007-10H, Class 2AIO 3.239% (6.89% - CME Term SOFR 1 Month), 07/25/2037(e)(h)	U.S.$	124	$ 14,294
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A1 5.016%, 09/25/2070(a)		2,915	2,881,861
Series 2025-NQM10, Class A1 5.119%, 11/25/2070(a)		2,117	2,098,337
Series 2026-NEW1, Class A1 5.276%, 04/27/2071(a)		2,941	2,917,462
Series 2026-NQM5, Class A1 5.488%, 04/27/2071(a)		2,756	2,746,458
OBX Trust Series 2025-NQM21, Class A1 4.989%, 10/25/2065(a)		2,962	2,928,687
Series 2025-NQM23, Class A1 4.872%, 10/25/2065(a)		1,865	1,846,198
Series 2026-NQM2, Class A1 4.818%, 12/01/2065(a)		2,934	2,891,076
Series 2026-NQM3, Class A1 4.652%, 01/25/2066(a)		2,122	2,086,372
Series 2026-NQM4, Class A1 5.173%, 02/25/2066(a)		2,179	2,164,814
Series 2026-NQM5, Class A1 5.321%, 01/25/2066(a)		1,854	1,843,684
Series 2026-NQM6, Class A1 5.063%, 04/26/2066(a)		699	693,458
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(a)		1,211	1,204,075
Santander Mortgage Asset Receivable Trust Series 2025-NQM6, Class A1 5.138%, 11/25/2065(a)		2,957	2,928,554
Series 2026-NQM4, Class A1 5.49%, 05/25/2066(a)		4,297	4,276,443
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(a)		3,629	3,596,125
Verus Securitization Trust Series 2025-11, Class A1 4.914%, 11/25/2070(a)		3,093	3,054,918
Series 2025-12, Class A1 4.961%, 12/25/2070(a)		2,025	2,007,377
Series 2026-4, Class A1 4.998%, 04/25/2071(a)		3,231	3,205,370
Series 2026-6, Class A1 5.513%, 07/27/2071(a)		1,524	1,521,786
Series 2026-R3, Class A1 5.19%, 02/27/2068(a)		1,741	1,729,473
Series 2026-R4, Class A1 5.275%, 12/27/2067(a)		1,042	1,036,569

			105,722,041

Non-Agency Fixed Rate – 1.6%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		747	346,766

Angel Oak Mortgage Trust Series 2025-13, Class A1 4.929%, 10/25/2070(a)		2,021	1,993,782
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		437	179,777
Series 2007-HY4, Class 1A1 4.679%, 09/25/2047		113	103,743

	Principal Amount (000)		U.S. $ Value

Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.397%, 03/25/2037	U.S.$	61	$53,079
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 02/25/2061(a)		2,766	2,721,861
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		2,214	2,179,947
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(a)		2,227	2,209,079
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		1,840	1,824,743
Series 2025-HE3, Class A1 4.971% (CME Term SOFR + 1.35%), 03/20/2056(a)(e)		2,146	2,156,921
RCKT Mortgage Trust Series 2025-CES11, Class A1A 4.966%, 11/25/2055(a)		2,914	2,881,707
Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		2,179	2,157,922
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		2,948	2,900,557
Series 2026-CES3, Class A1A 5.144%, 03/25/2056(a)		1,884	1,867,306
Series 2026-CES4, Class A1A 5.124%, 04/25/2056(a)		3,960	3,930,950
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		809	794,229
Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		3,045	3,005,658
Verus Securitization Trust Series 2025-8, Class A1 4.869%, 09/25/2070(a)		2,663	2,636,685
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.935%, 12/28/2037		275	249,311

			34,194,023

Risk Share Floating Rate – 0.4%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.116% (CME Term SOFR + 3.50%), 03/25/2042(a)(e)		2,657	2,699,525
Series 2023-R05, Class 1M1 5.516% (CME Term SOFR + 1.90%), 06/25/2043(a)(e)		1,712	1,720,516
Series 2023-R07, Class 2M1 5.566% (CME Term SOFR + 1.95%), 09/25/2043(a)(e)		502	502,791
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1A 5.616% (CME Term SOFR + 2.00%), 06/25/2043(a)(e)		452	452,622
Series 2023-HQA3, Class A1 5.466% (CME Term SOFR + 1.85%), 11/25/2043(a)(e)		1,613	1,621,440
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C07, Class 2B 13.231% (CME Term SOFR + 9.61%), 05/25/2029(e)		1,175	1,204,022

			8,200,916

Other ABS - Fixed Rate – 0.3%
Short Term Consumer Receivables Issuer Trust Series 2026-1B, Class INV 0.01%, 06/20/2036(i)(j)(k)		7,100	7,432,245

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 3119, Class PI 3.460% (7.09% - CME Term SOFR), 02/15/2036(e)(h)	U.S.$	481	$ 42,307
Series 3856, Class KS 2.810% (6.44% - CME Term SOFR), 05/15/2041(e)(h)		2,552	221,175
Series 4248, Class SL 2.310% (5.94% - CME Term SOFR), 05/15/2041(e)(h)		265	14,165
Series 4372, Class JS 2.360% (5.99% - CME Term SOFR), 08/15/2044(e)(h)		1,810	152,919
Series 4570, Class ST 2.260% (5.89% - CME Term SOFR), 04/15/2046(e)(h)		818	71,677
Series 4735, Class SA 2.460% (6.09% - CME Term SOFR), 12/15/2047(e)(h)		3,933	361,576
Series 4763, Class SB 3.260% (6.89% - CME Term SOFR), 03/15/2048(e)(h)		5,979	791,646
Series 4774, Class BS 2.460% (6.09% - CME Term SOFR), 02/15/2048(e)(h)		2,822	269,184
Series 4774, Class SL 2.460% (6.09% - CME Term SOFR), 04/15/2048(e)(h)		3,878	351,330
Series 4927, Class SJ 2.319% (5.94% - CME Term SOFR), 11/25/2049(e)(h)		1,624	140,684
Federal National Mortgage Association REMICS Series 2013-4, Class ST 2.419% (6.04% - CME Term SOFR), 02/25/2043(e)(h)		1,186	97,810
Series 2014-88, Class BS 2.419% (6.04% - CME Term SOFR), 01/25/2045(e )(h)		995	83,919
Series 2015-90, Class SA 2.419% (6.04% - CME Term SOFR), 12/25/2045(e)(h)		8,525	720,235
Series 2016-69, Class DS 2.369% (5.99% - CME Term SOFR), 10/25/2046(e)(h)		9,067	462,929
Series 2017-49, Class SP 2.419% (6.04% - CME Term SOFR), 07/25/2047(e)(h)		1,122	103,509
Series 2018-32, Class SB 2.469% (6.09% - CME Term SOFR), 05/25/2048(e)(h)		2,107	190,849
Series 2018-45, Class SL 2.469% (6.09% - CME Term SOFR), 06/25/2048(e)(h)		1,577	150,858
Series 2018-57, Class SL 2.469% (6.09% - CME Term SOFR), 08/25/2048(e)(h)		4,218	401,948
Series 2018-58, Class SA 2.469% (6.09% - CME Term SOFR), 08/25/2048(e)(h)		2,071	193,282
Series 2018-59, Class HS 2.469% (6.09% - CME Term SOFR), 08/25/2048(e)(h)		4,855	453,077
Series 2019-25, Class SA 2.319% (5.94% - CME Term SOFR), 06/25/2049(e)(h)		1,941	175,106
Series 2019-60, Class SJ 2.319% (5.94% - CME Term SOFR), 10/25/2049(e)(h)		1,861	163,063

			5,613,248

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(l)		180	22,988

Total Collateralized Mortgage Obligations (cost $163,050,854)			161,185,461

CORPORATES - NON-INVESTMENT GRADE – 4.3%
Industrial – 3.6%
Basic – 0.2%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)		650	627,790
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		572	576,484

	Principal Amount (000)		U.S. $ Value

ASP Unifrax Holdings, Inc. 7.10%, 09/30/2029(i)(m)(n)	U.S.$	494	$ 232
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		613	612,068
Celanese US Holdings LLC 7.00%, 02/15/2031		323	331,605
7.165%, 07/15/2027(b)		613	620,068
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		32	31,803
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(i)(j)(k)(m)(o)		1,407	-0-
Methanex Corp. 5.125%, 10/15/2027		1,107	1,108,030
Olin Corp. 5.00%, 02/01/2030		653	629,329
5.625%, 08/01/2029		920	910,561
6.625%, 04/01/2033(a)		226	221,202
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 6.125%, 07/15/2033(a)		239	237,697
WR Grace Holdings LLC 6.625%, 08/15/2032(a)		593	564,572
7.00%, 08/01/2033(a)		197	188,972

			6,660,413

Capital Goods – 0.5%
Avient Corp. 7.125%, 08/01/2030(a)		628	637,885
Bombardier, Inc. 6.75%, 06/15/2033(a)		1,147	1,181,158
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		576	580,729
Constantia Flexibles GmbH 6.25%, 07/15/2032(a)	EUR	177	205,091
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)	U.S.$	628	634,129
Esab Corp. 5.625%, 04/01/2031(a)		206	203,767
6.25%, 04/15/2029(a)		619	625,580
Goat Holdco LLC 6.75%, 02/01/2032(a)		642	652,638
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		682	671,893
Moog, Inc. 5.50%, 10/15/2034(a)		103	100,016
TransDigm, Inc. 6.125%, 07/31/2034(a)		4,784	4,728,888
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		260	255,814

			10,477,588

Communications - Media – 0.4%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	1,730	2,045,122
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	U.S.$	167	166,830
10.00%, 02/15/2031(a)		287	299,898
Discovery Global Holdings, Inc. 5.05%, 03/15/2042		1,751	1,222,163
5.141%, 03/15/2052		430	275,058
Paramount Global 6.375%, 03/30/2062		1,669	1,380,497
Sinclair Television Group, Inc. 8.125%, 02/15/2033(a)		173	178,285

	Principal Amount (000)		U.S. $ Value

Sirius XM Radio LLC 4.00%, 07/15/2028(a)	U.S.$	356	$ 346,327
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		950	980,067

			6,894,247

Communications - Telecommunications – 0.0%
Altice France SA 6.50%, 04/15/2032(a)		97	94,078
6.875%, 10/15/2030(a)		97	94,755
6.875%, 07/15/2032(a)		89	86,451
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		256	250,788
Edged Compute LLC 7.50%, 04/30/2031(a)		204	192,580
ELK Grove Village Property LLC 7.50%, 06/15/2031(a)		258	248,281
Fibercop SpA 6.00%, 09/30/2034(a)		664	639,804

			1,606,737

Consumer Cyclical - Automotive – 0.0%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		401	225,418
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(i)(j)(k)(m)(p)		2,273	-0-
Exide Technologies (First Lien) 11.00%, 10/31/2024(i)(j)(k)(m)(p)		933	-0-
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		82	85,178
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		194	174,340
Nissan Motor Acceptance Co. LLC 6.125%, 09/30/2030(a)		424	413,998
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		401	371,130

			1,270,064

Consumer Cyclical - Entertainment – 0.2%
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		734	701,888
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		1,710	1,691,446

			2,393,334

Consumer Cyclical - Other – 0.8%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(a)		619	633,057
Builders FirstSource, Inc. 6.75%, 05/15/2035(a)		2,609	2,582,101
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		2,514	2,532,956
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 06/01/2029(a)		1,690	1,639,621
6.625%, 01/15/2032(a)		414	415,118
Installed Building Products, Inc. 5.625%, 02/01/2034(a)		130	125,834
Marriott Ownership Resorts, Inc. 6.50%, 10/01/2033(a)		944	928,500
MGM Resorts International 6.125%, 09/15/2029		573	576,639
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)		2,154	2,069,800
6.25%, 08/01/2033(a)		1,804	1,784,463

	Principal Amount (000)		U.S. $ Value

Station Casinos LLC 4.50%, 02/15/2028(a)	U.S.$	586	$576,970
Travel & Leisure Co. 6.125%, 09/01/2033(a)		423	415,530
6.25%, 06/01/2031(a)		1,200	1,202,148
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		654	640,423
5.625%, 03/01/2033(a)		587	571,151

			16,694,311

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(a)		159	156,941

			156,941

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		1,110	1,137,606
FirstCash, Inc. 4.625%, 09/01/2028(a)		621	609,797
Gap, Inc. (The) 3.625%, 10/01/2029(a)		618	581,439
3.875%, 10/01/2031(a)		636	576,629
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		248	245,723
8.75%, 01/15/2032(a)		255	247,393
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		9	8,614
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		63	62,745

			3,469,946

Consumer Non-Cyclical – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.50%, 03/31/2031(a)		935	899,358
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030(a)		261	241,456
10.875%, 01/15/2032(a)		167	176,158
CVS Health Corp. 7.00%, 03/10/2055		1,027	1,056,146
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		1,333	1,344,584
7.25%, 12/15/2033(a)		465	479,731
Gruppo San Donato SpA 6.50%, 10/31/2031(a)	EUR	526	593,237
HAH Group Holding Co. LLC 9.75%, 10/01/2031(a)	U.S.$	9	8,211
IQVIA, Inc. 4.625%, 06/15/2033(a)	EUR	347	401,155
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)		721	833,757
MPH Acquisition Holdings LLC 6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(q)	U.S.$	1,017	611,555
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(q)		161	152,123
5.75%, 12/31/2030(a)		180	138,253
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		1,594	1,665,969
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	532	625,886
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)	U.S.$	256	253,548
Select Medical Corp. 6.25%, 12/01/2032(a)		513	492,393

	Principal Amount (000)		U.S. $ Value

US Foods, Inc. 4.75%, 02/15/2029(a)	U.S.$	618	$ 609,119

			10,582,639

Energy – 0.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		1,193	1,225,008
7.25%, 07/15/2032(a)		411	422,183
Buckeye Partners LP 6.875%, 07/01/2029(a)		45	46,029
CNX Resources Corp. 7.375%, 01/15/2031(a)		619	632,927
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(a)		390	394,372
NFE Financing LLC 12.00%, 11/15/2029(i)(m)(n)		6,558	2,133,830
Sunoco LP 4.625%, 05/01/2030(a)		602	580,292
5.375%, 07/15/2031(a)		67	65,770
5.625%, 03/15/2031(a)		452	446,264
7.875%, 09/18/2030(a)(d)		116	118,915
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029(a)		649	635,890
Var Energi ASA 7.862%, 11/15/2083(a)	EUR	1,061	1,320,992
Venture Global LNG, Inc. 9.5%, 02/01/2029(a)	U.S.$	786	842,490
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		389	395,123
Weatherford International Ltd. 6.75%, 10/15/2033(a)		905	915,860

			10,175,945

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		278	263,775
Core & Main LP 6.00%, 07/01/2034(a)		72	71,621
Resideo Funding II LLC 6.50%, 07/15/2032(a)		669	669,234
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		341	338,105

			1,342,735

Services – 0.2%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		1,322	1,373,717
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		233	229,309
Belron UK Finance PLC 4.625%, 10/15/2029(a)	EUR	368	430,797
5.75%, 10/15/2029(a)	U.S.$	624	623,888
Garda World Security Corp. 6.50%, 01/15/2031(a)		657	664,667
Monitronics International, Inc. 9.125%, 04/01/2020(j)(k)(m)(p)		1,835	-0-
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		498	484,504
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	247	278,881
Wand NewCo 3, Inc. 7.625%, 01/30/2032(a)	U.S.$	552	567,279

			4,653,042

	Principal Amount (000)		U.S. $ Value

Technology – 0.1%
AthenaHealth Group, Inc. 7.50%, 02/15/2032(a)	U.S.$	125	$ 128,151
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		596	620,061
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		990	953,499
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		619	629,213
Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)		496	476,780
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)	EUR	434	523,529
7.25%, 07/01/2033(a)	U.S.$	121	125,453
8.75%, 07/01/2034(a)		383	403,100
WULF Compute LLC 7.75%, 10/15/2030(a)		186	193,237

			4,053,023

Transportation - Airlines – 0.0%
Allegiant Travel Co. 7.125%, 07/01/2031(a)		245	248,555

			248,555

			80,679,520

Financial Institutions – 0.7%
Banking – 0.0%
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		299	304,899
Synchrony Financial Series C 7.25%, 08/15/2031(d)		290	285,241

			590,140

Finance – 0.3%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		221	220,596
Curo SPV LLC 13.00%, 08/21/2027(j)(k)		1,263	1,206,553
Enova International, Inc. 11.25%, 12/15/2028(a)		3,510	3,684,517
goeasy Ltd. 7.625%, 07/01/2029(a)		589	560,398
Navient Corp. 9.375%, 07/25/2030		336	340,919
9.375%, 10/15/2031		67	66,921
11.50%, 03/15/2031		65	68,628
Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(a)		381	381,145

			6,529,677

Financial Services – 0.2%
Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		1,202	1,215,426
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		722	724,585

			1,940,011

Insurance – 0.2%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)		893	864,111
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		588	591,146

	Principal Amount (000)		U.S. $ Value

AmWINS Group, Inc. 6.375%, 02/15/2029(a)	U.S.$	355	$ 356,899
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,099	1,277,146
7.75%, 02/15/2031(a)	U.S.$	461	467,837
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		207	206,718
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		322	319,009

			4,082,866

REITs – 0.0%
Iron Mountain, Inc. 4.875%, 09/15/2029(a)		620	605,120

			605,120

			13,747,814

Utility – 0.0%
Electric – 0.0%
Neoen Finco PLC 5.50%, 06/15/2031(a)	EUR	103	120,936

Total Corporates - Non-Investment Grade (cost $100,804,877)			94,548,270

ASSET-BACKED SECURITIES – 3.9%
Other ABS - Fixed Rate – 2.7%
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)	U.S.$	5,275	5,281,516
Castlelake Aircraft Structured Trust
Series 2025-2A, Class A 5.465%, 08/15/2050(a)		3,694	3,673,635
Series 2025-3A, Class A 5.087%, 11/15/2050(a)		4,366	4,292,501
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		7,550	7,562,639
Series 2025-1A, Class A 6.13%, 11/15/2032(a)		3,400	3,425,617
Navigator Aviation Ltd. Series 2025-1, Class A 5.107%, 10/15/2050(a)		3,960	3,850,107
Pagaya Point of Sale Holdings Grantor Trust Series 2025-2, Class A 5.065%, 07/20/2033(a)		4,700	4,691,600
PK ALIFT Loan Funding 7 LP Series 2025-2, Class A 4.75%, 03/15/2043(a)		3,167	3,128,328
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		5,840	5,843,928
Series 2024-B, Class A 5.42%, 11/20/2037(a)		3,800	3,812,410
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035(i)(j)(k)		1,969	2,034,371
Series 2026-1A, Class INV 0.01%, 03/20/2036(i)(j)(k)		3,873	4,049,182
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		5,493	5,458,764

	Principal Amount (000)		U.S. $ Value

VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)	U.S.$	2,450	$2,451,698

			59,556,296

Credit Cards - Fixed Rate – 0.5%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)		5,050	5,066,384
Mission Lane Credit Card Master Trust Series 2025-A, Class A 5.80%, 05/15/2030(a)		2,270	2,279,193
Series 2026-A, Class A 4.95%, 07/15/2032(a)		3,440	3,410,265

			10,755,842

Autos - Fixed Rate – 0.4%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		82	81,558
Series 2025-3A, Class A 5.01%, 01/22/2030(a)		1,621	1,611,242
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		3,486	3,510,207
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		731	735,172
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028(i)(j)(k)(m)(n)		2,185	1,966,380

			7,904,559

Other ABS - Floating Rate – 0.3%
Gracie Point International Funding LLC Series 2025-1A, Class A 5.132% (CME Term SOFR + 1.50%), 08/15/2028(a)(e)		5,500	5,505,909
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.324%, 09/15/2031(i)(j)(k)		1,597	1,598,323

			7,104,232

Total Asset-Backed Securities (cost $85,716,349)			85,320,929

INFLATION-LINKED SECURITIES – 1.6%
United States – 1.6%
U.S. Treasury Inflation Index 1.375%, 07/15/2033 (TIPS) (cost $34,392,669)		35,854	34,392,652

AGENCIES – 1.4%
Agency Debentures – 1.4%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,167,399
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(c)		10,400	11,340,368
6.75%, 03/15/2031		4,000	4,382,040
Series GDIF 6.75%, 09/15/2029		4,606	4,931,783

Total Agencies (cost $32,473,186)			29,821,590

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial – 0.8%
Basic – 0.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(i)(m)(n)	U.S.$	912	$593,776
7.45%, 11/15/2029(i)(m)(n)		3,551	2,308,896
Braskem Netherlands Finance BV 4.50%, 01/10/2028(i)(m)(n)		8,585	4,796,439
CSN Inova Ventures 6.75%, 01/28/2028(a)		717	598,121
Nickel Industries Ltd. 9.00%, 09/30/2030(a)		709	721,493
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		484	506,264

			9,524,989

Capital Goods – 0.1%
Ambipar Lux SARL 10.875%, 02/05/2033(i)(m)(n)		2,817	971,865

			971,865

Communications - Telecommunications – 0.0%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(i)(j)(k)		89	889

			889

Consumer Cyclical - Other – 0.1%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		918	889,625
6.50%, 09/24/2033(a)		714	688,474
Wynn Macau Ltd. 6.75%, 02/15/2034(a)		858	840,411

			2,418,510

Energy – 0.2%
Raizen Fuels Finance SA 5.70%, 01/17/2035(i)(m)(n)		993	528,544
6.25%, 07/08/2032(i)(m)(n)		2,296	1,211,140
6.45%, 03/05/2034(i)(m)(n)		1,554	819,735
6.70%, 02/25/2037(i)(m)(n)		3,175	1,674,813

			4,234,232

			17,150,485

Utility – 0.0%
Electric – 0.0%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		911	897,335

Financial Institutions – 0.0%
Finance – 0.0%
Sammaan Capital Ltd. 7.50%, 10/16/2030(a)		673	677,401

Total Emerging Markets - Corporate Bonds (cost $27,706,823)			18,725,221

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.4%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.762%, 07/15/2049		372	359,903
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.307%, 05/15/2052(l)		9,955	280,150

	Principal Amount (000)		U.S. $ Value

CD Mortgage Trust Series 2017-CD3, Class XA 0.948%, 02/10/2050(l)	U.S.$	11,862	$28,196
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	889,177
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.252%, 08/10/2044(a)		280	271,768
Series 2011-GC5, Class D 5.252%, 08/10/2044(a)		4,025	3,366,584
Series 2016-GS3, Class XA 1.087%, 10/10/2049(l)		7,283	73
Series 2019-GC39, Class XA 1.067%, 05/10/2052(l)		11,618	285,205
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.573%, 12/15/2047(a)		831	487,774
Series 2016-JP2, Class XA 1.518%, 08/15/2049(l)		764	8
LCCM Series 2017-LC26, Class XA 1.500%, 07/12/2050(a)(l)		29,604	158,231
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.787%, 05/15/2046(a)		680	625,775
Series 2015-C22, Class XA 0.503%, 04/15/2048(l)		1,670	17
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.444%, 06/15/2050(l)		5,528	24,529
Series 2019-C16, Class XA 1.517%, 04/15/2052(l)		13,262	414,716
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(a)		1,033	992,024
Series 2013-C5, Class C 3.720%, 03/10/2046(a)		782	726,227
Wells Fargo Commercial Mortgage Trust Series 2016-C36, Class XA 1.064%, 11/15/2059(l)		26,007	260
Series 2016-LC24, Class XA 1.365%, 10/15/2049(l)		2,944	29
Series 2016-LC25, Class XA 0.853%, 12/15/2059(l)		11,188	112

			8,910,758

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.146%, 11/16/2045(l)		29	-0-

Total Commercial Mortgage-Backed Securities (cost $10,095,750)			8,910,758

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2010-B 5.178%, 04/01/2030		2,560	2,584,194

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(i)	U.S.$	6,915	$6,170,067

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,754,261

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.50%, 01/30/2030(a)		5,298	5,082,053
8.625%, 04/20/2027(a)		275	281,259

			5,363,312

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	977	639,706
6.25%, 05/23/2033(a)	U.S.$	1,185	620,360
Series 7Y 7.75%, 06/10/2031(a)		1,340	719,647

			1,979,713

Total Emerging Markets - Sovereigns (cost $8,868,438)			7,343,025

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(a) (cost $4,805,943)		4,836	4,604,065

	Shares

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Auto Components – 0.2%
Energy Technology 0.00%(i)(j)(k)(m)		3,093	4,447,734

Technology – 0.0%
Veritas US, Inc. 0.00%(i)(j)(k)(m)		1,336	26,720

Total Preferred Stocks (cost $2,346,857)			4,474,454

COMMON STOCKS – 0.1%
Financial Institutions – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(m)		135,587	1,745,683

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA/LuxCo3(j)(k)(m)		19,875	383,891
Paysafe Ltd.(m)		8,409	67,944

			451,835

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(j)(k)(m)		497	410,025

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(j)(m)		106,620	34,385

	Shares		U.S. $ Value

Industrial – 0.0%
Transportation Infrastructure – 0.0%
Spirit Airlines LLC(m)		51,999	$780

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(j)(k)(m)(p)		71,086	-0-

Consumer Discretionary – 0.0%
Diversified Consumer Services – 0.0%
AG Tracker(j)(k)(m)		45,030	-0-

Total Common Stocks (cost $4,124,980)			2,642,708

	Principal Amount (000)

BANK LOANS – 0.1%
Financial Institutions – 0.1%
Financial Services – 0.1%
Colossus Acquireco LLC 5.370% (CME Term SOFR 3 Month + 1.75%), 07/30/2032(r)	U.S.$	1,881	1,871,147

Industrial – 0.0%
Technology – 0.0%
Loyalty Ventures, Inc. 14.000% (CME Term SOFR 3 Month + 5.50%), 11/03/2027(j)(k)(m)(n)(r)		4,133	371,993

Total Bank Loans (cost $5,987,106)			2,243,140

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Saudi Arabia – 0.1%
Gaci First Investment Co. Series E 2.75%, 10/14/2028(a) (cost $1,788,167)	EUR	1,562	1,763,953

SHORT-TERM INVESTMENTS – 3.2%
Treasury Bills – 2.6%
Brazil – 2.6%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2026 (cost $55,300,178)	BRL	289,200	55,838,295

	Shares

Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(s)(t)(u) (cost $12,436,908)		12,436,908	12,436,908

Total Short-Term Investments (cost $67,737,086)			68,275,203

Total Investments – 125.2% (cost $2,791,936,025)(v)			2,730,954,757
Other assets less liabilities – (25.2)%			(549,491,372)

Net Assets – 100.0%			$2,181,463,385

COUNTRY BREAKDOWN

(% of Net Assets)

105.5%	United States
2.7%	France
2.5%	United Kingdom
1.6%	Italy
1.5%	Germany
1.4%	Spain
1.0%	Japan
1.0%	Australia
0.9%	Canada
0.5%	Brazil
0.4%	Ireland
0.4%	Netherlands
0.3%	Norway
0.2%	Dominican Republic
2.1%	Others
3.2%	Short-Term Investments
-25.2%	Other assets less liabilities

100.0%	Total

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	45	September 2026	$3,299,235	$5,775
Canadian 2 Yr Bond Futures	44	September 2026	3,296,744	(6,322)
Euro-BTP Futures	215	September 2026	28,814,101	(411,790)
Euro-OAT Futures	208	September 2026	28,094,235	(379,206)
Euro-Schatz Futures	28	September 2026	3,404,952	132
Japan 10 Yr Bond (OSE) Futures	82	September 2026	65,489,708	(57,641)
Long Gilt Futures	331	September 2026	38,583,662	(589,261)
U.S. Long Bond (CBT) Futures	97	September 2026	10,506,312	(447,928)
U.S. T-Note 2 Yr (CBT) Futures	71	September 2026	14,598,266	(25,466)
U.S. T-Note 5 Yr (CBT) Futures	4,355	September 2026	461,527,932	(3,608,240)
U.S. T-Note 10 Yr (CBT) Futures	261	September 2026	28,188,000	(42,954)
Sold Contracts
Australian 10 Yr Bond Futures	778	September 2026	59,190,115	156,403
Canadian 5 Yr Bond Futures	20	September 2026	1,596,747	12,099
Canadian 10 Yr Bond Futures	717	September 2026	60,752,049	143,821
Euro-BOBL Futures	196	September 2026	25,729,817	256,689
Euro-Bund Futures	375	September 2026	53,777,142	522,840
Euro-Schatz Futures	989	September 2026	120,267,756	349,710
U.S. 10 Yr Ultra Futures	664	September 2026	72,842,875	1,386,232
U.S. Long Bond (CBT) Futures	4	September 2026	433,250	13,056
U.S. T-Note 2 Yr (CBT) Futures	36	September 2026	7,401,938	626
U.S. T-Note 5 Yr (CBT) Futures	176	September 2026	18,651,875	171,583
U.S. Ultra Bond (CBT) Futures	211	September 2026	23,144,062	834,915

				$(1,714,927)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	EUR	53,224	USD	61,834	08/07/2026	$451,157
Deutsche Bank AG	GBP	8,700	USD	11,641	10/15/2026	(84,832)
Goldman Sachs Bank USA	EUR	53,224	USD	61,989	09/11/2026	520,798
Goldman Sachs Bank USA	BRL	289,200	USD	55,595	10/08/2026	(618,611)
JPMorgan Chase Bank	EUR	2,600	USD	3,025	09/11/2026	22,702
Morgan Stanley Bank NA	EUR	16,048	USD	18,686	09/11/2026	151,922
Morgan Stanley Bank NA	EUR	11,403	USD	13,035	09/11/2026	(134,171)
Morgan Stanley Bank NA	USD	5,094	EUR	4,457	09/11/2026	53,861
Morgan Stanley Bank NA	USD	6,015	EUR	5,166	09/11/2026	(48,907)
Morgan Stanley Bank NA	CAD	25,368	USD	17,949	10/08/2026	(199,007)
Standard Chartered Bank	EUR	1,033	USD	1,192	09/11/2026	(631)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	3,117	USD	3,573	09/11/2026	$(26,495)
State Street Bank & Trust Co.	USD	460	EUR	395	09/11/2026	(3,696)

						$84,090

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 45, 5 Year Index, 06/20/2031*	(1.00)%	Quarterly	0.71%	USD	69,840	$(966,705)	$(410,442)	$(556,263)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00	Quarterly	3.12	USD	111,942	9,137,352	4,988,579	4,148,773
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	1.00	Quarterly	0.53	USD	26,920	588,384	422,805	165,579

						$8,759,031	$5,000,942	$3,758,089

*	Termination date.

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPY	18,040,910	07/28/2028	1.533%	1 Day TONAR	Annual	$85,705	$19,069	$66,636
NZD	46,430	07/04/2035	3 Month BKBM	4.045%	Quarterly/ Semi-Annual	(522,418)	—	(522,418)
NZD	23,390	10/06/2035	3 Month BKBM	3.710%	Quarterly/ Semi-Annual	(521,146)	—	(521,146)
NZD	28,070	04/08/2036	3 Month BKBM	4.265%	Quarterly/ Semi-Annual	65,709	—	65,709
NZD	2,190	07/03/2036	3 Month BKBM	4.070%	Quarterly/ Semi-Annual	(30,673)	—	(30,673)
JPY	3,980,940	07/28/2036	1 Day TONAR	2.661%	Annual	(120,133)	(3,124)	(117,009)

						$(1,042,956)	$15,945	$(1,058,901)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International GSVLSUT3	FedFundEffective minus 1.35%	Maturity	USD	3,009	03/25/2027	$344,756
UBS AG
UBCSFV51	(0.50)%	Maturity	USD	691	03/18/2027	26,424
UBCSRMR5	0.75%	Maturity	USD	1,203	06/09/2027	63,757
UBCSTY51	(0.25)%	Maturity	USD	844	02/24/2027	18,397
UBCSTY51	(0.25)%	Maturity	USD	1,258	03/10/2027	63,632

						$516,966

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2026
HSBC Securities (USA), Inc.†	USD	11,908	3.35%	—	$12,078,648
Standard Chartered Bank†	USD	2,074	3.25%	—	2,074,436
Standard Chartered Bank†	USD	2,040	3.25%	—	2,040,737

					$16,193,821

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Agencies	$12,078,648	$-0-	$-0-	$-0-	$12,078,648
Corporates - Investment Grade	4,115,173	-0-	-0-	-0-	4,115,173

Total	$16,193,821	$-0-	$-0-	$-0-	$16,193,821

*	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $829,737,312 or 38.0% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(h)	Inverse interest only security.

(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.96% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Ambipar Lux SARL 10.875%, 02/05/2033	01/28/2025-02/07/2025	$2,817,000	$971,865	0.05%
ASP Unifrax Holdings, Inc. 7.10%, 09/30/2029	09/30/2024-03/30/2026	385,729	232	0.00%
Braskem Idesa SAPI 6.99%, 02/20/2032	10/14/2021	911,624	593,776	0.03%
Braskem Idesa SAPI 7.45%, 11/15/2029	01/28/2021-01/29/2024	3,263,594	2,308,896	0.10%
Braskem Netherlands Finance BV 4.50%, 01/10/2028	12/04/2023-12/09/2025	7,009,710	4,796,439	0.22%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	18,241	889	0.00%
Energy Technology	10/26/2020	2,325,936	4,447,734	0.20%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	-0-	-0-	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019-12/01/2019	692,006	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	861,788	-0-	0.00%
NFE Financing LLC 12.00%, 11/15/2029	12/05/2024	6,266,612	2,133,830	0.10%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.324%, 09/15/2031	04/24/2024	1,597,325	1,598,323	0.08%
Raizen Fuels Finance SA 5.70%, 01/17/2035	05/14/2025-05/22/2025	905,347	528,544	0.02%
Raizen Fuels Finance SA 6.25%, 07/08/2032	10/08/2025-12/17/2025	2,116,582	1,211,140	0.05%
Raizen Fuels Finance SA 6.45%, 03/05/2034	02/28/2024	1,550,463	819,735	0.04%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025-02/21/2025	3,165,024	1,674,813	0.08%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035	12/02/2025-01/20/2026	2,045,974	2,034,371	0.09%
Short Term Consumer Receivables Issuer Trust Series 2026-1A, Class INV 0.01%, 03/20/2036	02/25/2026	4,054,029	4,049,182	0.19%
Short Term Consumer Receivables Issuer Trust Series 2026-1B, Class INV 0.01%, 06/20/2036	05/26/2026	7,452,805	7,432,245	0.34%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	2,061,475	1,966,380	0.09%
Veritas US, Inc.	12/09/2024	20,921	26,720	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000	6,170,067	0.28%

(j)	Fair valued by the Adviser.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	IO - Interest Only.
(m)	Non-income producing security.
(n)	Defaulted.
(o)	Defaulted matured security.
(p)	Escrow shares.
(q)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2026.
(r)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at July 31, 2026.
(s)	The rate shown represents the 7-day yield as of period end.

(t)	Affiliated investments.
(u)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(v)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,169,049 and gross unrealized depreciation of investments was $(82,565,000), resulting in net unrealized depreciation of $(59,395,951).

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

FedFundEffective – Federal Funds Effective Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TONAR – Tokyo Overnight Average Rate

AB Income Fund

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Investment Grade	$-0-	$699,843,010	$-0-		$699,843,010
Governments - Treasuries	-0-	669,697,131	-0-		669,697,131
Mortgage Pass-Throughs	-0-	654,195,034	-0-		654,195,034
Collateralized Loan Obligations	-0-	174,213,892	-0-		174,213,892
Collateralized Mortgage Obligations	-0-	153,753,216	7,432,245		161,185,461
Corporates - Non-Investment Grade	-0-	93,341,717	1,206,553	(a)	94,548,270
Asset-Backed Securities	-0-	75,672,673	9,648,256		85,320,929
Inflation-Linked Securities	-0-	34,392,652	-0-		34,392,652
Agencies	-0-	29,821,590	-0-		29,821,590
Emerging Markets - Corporate Bonds	-0-	18,724,332	889		18,725,221
Commercial Mortgage-Backed Securities	-0-	8,910,758	-0-		8,910,758
Local Governments - US Municipal Bonds	-0-	8,754,261	-0-		8,754,261
Emerging Markets - Sovereigns	-0-	7,343,025	-0-		7,343,025
Governments - Sovereign Bonds	-0-	4,604,065	-0-		4,604,065
Preferred Stocks	-0-	-0-	4,474,454		4,474,454
Common Stocks	103,109	1,745,683	793,916	(a)	2,642,708
Bank Loans	-0-	1,871,147	371,993		2,243,140
Quasi-Sovereigns	-0-	1,763,953	-0-		1,763,953
Short-Term Investments:
Treasury Bills	-0-	55,838,295	-0-		55,838,295
Investment Companies	12,436,908	-0-	-0-		12,436,908

Total Investments in Securities	12,540,017	2,694,486,434	23,928,306	(a)	2,730,954,757
Other Financial Instruments(b):
Assets:
Futures	3,853,881	-0-	-0-		3,853,881
Forward Currency Exchange Contracts	-0-	1,200,440	-0-		1,200,440
Centrally Cleared Credit Default Swaps	-0-	9,725,736	-0-		9,725,736
Centrally Cleared Interest Rate Swaps	-0-	151,414	-0-		151,414
Total Return Swaps	-0-	516,966	-0-		516,966
Liabilities:
Futures	(5,568,808)	-0-	-0-		(5,568,808)
Forward Currency Exchange Contracts	-0-	(1,116,350)	-0-		(1,116,350)
Centrally Cleared Credit Default Swaps	-0-	(966,705)	-0-		(966,705)
Centrally Cleared Interest Rate Swaps	-0-	(1,194,370)	-0-		(1,194,370)

Total	$10,825,090	$2,702,803,565	$23,928,306	(a)	$2,737,556,961

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,176	$536,208	$529,947	$12,437	$425